EXCHANGEABLE NOTES AND OTHER BORROWINGS (Schedule of Exchangeable Notes) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Exchangeable note bond call option	$ 0	$ 150
Non-current liabilities
Exchangeable note equity conversion option	0	1,370
Exchangeable note bond put option	0	0
Total non-current liabilities	0	1,370
Total value of embedded derivatives - net liability	$ 0	$ 1,220